Old Mutual Funds II
Supplement Dated July 1, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 28, 2008, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective August 22, 2009, all references to Turner Investment Partners, Inc. (“Turner”) as they relate to the Old Mutual Large Cap Growth Fund, and all references to Mark D. Turner, Robert E. Turner, Robb J. Parlanti, and Halie W. O’Shae are hereby removed.  Ashfield Capital Partners, LLC will continue to serve as sub-adviser to the Old Mutual Large Cap Growth Fund and will provide investment advisory services to 100% of the Fund’s assets effective following the close of business August 7, 2009.  References to sub-adviser allocations for the Fund under the “More About the Funds – Sub-Adviser Allocations” heading on page 88 of the Prospectus are modified accordingly.

Effective following the close of business August 7, 2009, the sixth sentence of the paragraph under the heading entitled “Fund Summaries – Old Mutual Large Cap Growth Fund – Investment Approach” on page 36 of the Prospectus is deleted in its entirety.

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Distributed by Old Mutual Investment Partners
R-09-520 7/2009

Old Mutual Funds II
Supplement Dated July 1, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II dated December 9, 2008, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective August 22, 2009, all references to Turner Investment Partners, Inc. (“Turner”) as they relate to the Old Mutual Large Cap Growth Fund, and all references to Mark D. Turner, Robert E. Turner, Robb J. Parlanti, and Halie W. O’Shae are hereby removed.  Ashfield Capital Partners, LLC will continue to serve as sub-adviser to the Old Mutual Large Cap Growth Fund and will provide investment advisory services to 100% of the Fund’s assets effective following the close of business August 7, 2009.  References to sub-adviser allocations for the Fund under the “More About the Funds – Sub-Adviser Allocations” heading on page 99 of the Prospectus are modified accordingly.

Effective following the close of business August 7, 2009, the sixth sentence of the paragraph under the heading entitled “Fund Summaries – Old Mutual Large Cap Growth Fund – Investment Approach” on page 42 of the Prospectus is deleted in its entirety.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-521 7/2009

Old Mutual Funds II
Supplement Dated July 1, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated December 9, 2008, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective August 22, 2009, all references to Turner Investment Partners, Inc. (“Turner”) as they relate to the Old Mutual Large Cap Growth Fund, and all references to Mark D. Turner, Robert E. Turner, Robb J. Parlanti, and Halie W. O’Shae are hereby removed.  Ashfield Capital Partners, LLC will continue to serve as sub-adviser to the Old Mutual Large Cap Growth Fund and will provide investment advisory services to 100% of the Fund’s assets effective following the close of business August 7, 2009.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-522 7/2009